Loss per Share (Tables)	12 Months Ended
Dec. 31, 2018
Loss per Share [Abstract]
Net Loss per Common Share
The calculation of net loss per common share is summarized below:

	For the years ended December 31,
	2018	2017	2016

Net loss	(21,058)	(3,235)	(24,623)

Weighted average common shares outstanding – basic	2,507,087	2,389,719	1,370,200
Net loss per common share – basic	$(8.40)	$(1.35)	$(17.97)